Related party transactions - Schedule of Balances with Related Parties (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of transactions between related parties [line items]
Non-current assets	€ 1,644,495	€ 1,627,811
Current assets	1,190,213	1,206,162
Non-current liabilities	985,235	998,201
Current liabilities	750,392	852,885
Zegna Group
Disclosure of transactions between related parties [line items]
Non-current assets	1,644,495	1,627,811
Current assets	1,190,213	1,206,162
Non-current liabilities	985,235	998,201
Current liabilities	750,392	852,885
Total transactions with related parties
Disclosure of transactions between related parties [line items]
Non-current assets	72,498	79,300
Current assets	11,108	53,407
Non-current liabilities	61,350	68,372
Current liabilities	20,387	43,193
Associates
Disclosure of transactions between related parties [line items]
Non-current assets	0	0
Current assets	91	14
Non-current liabilities	0	0
Current liabilities	617	844
Associates | Filati Biagioli Modesto S.p.A.
Disclosure of transactions between related parties [line items]
Non-current assets	0	0
Current assets	91	14
Non-current liabilities	0	0
Current liabilities	617	780
Associates | Norda Run Inc.
Disclosure of transactions between related parties [line items]
Non-current assets	0	0
Current assets	0	0
Non-current liabilities	0	0
Current liabilities	0	0
Associates | Luigi Fedeli e Figlio S.r.l.
Disclosure of transactions between related parties [line items]
Non-current assets	0	0
Current assets	0	0
Non-current liabilities	0	0
Current liabilities	0	64
Companies controlled by Monterubello or its shareholders, the Company’s directors or Senior Management Team | EZ Real Estate
Disclosure of transactions between related parties [line items]
Non-current assets	34,723	39,222
Current assets	619	81
Non-current liabilities	28,577	33,284
Current liabilities	7,036	8,955
Companies controlled by Monterubello or its shareholders, the Company’s directors or Senior Management Team | Alan Real Estate S.A.
Disclosure of transactions between related parties [line items]
Non-current assets	35,830	37,357
Current assets	0	0
Non-current liabilities	32,106	33,332
Current liabilities	5,410	5,153
Companies controlled by Monterubello or its shareholders, the Company’s directors or Senior Management Team | Schneider Group
Disclosure of transactions between related parties [line items]
Non-current assets	0	0
Current assets	3	211
Non-current liabilities	0	0
Current liabilities	2,508	2,319
Companies controlled by Monterubello or its shareholders, the Company’s directors or Senior Management Team | Agnona S.r.l.
Disclosure of transactions between related parties [line items]
Non-current assets	0	0
Current assets	96	33
Non-current liabilities	0	0
Current liabilities	132	125
Companies controlled by Monterubello or its shareholders, the Company’s directors or Senior Management Team | Other companies controlled by Monterubello or its shareholders, Zegna directors or senior management
Disclosure of transactions between related parties [line items]
Non-current assets	329	179
Current assets	114	280
Non-current liabilities	0	0
Current liabilities	1,441	1,944
UBS Group AG
Disclosure of transactions between related parties [line items]
Non-current assets	1,616	2,542
Current assets	10,185	52,788
Non-current liabilities	667	1,756
Current liabilities	2,489	23,254
Other
Disclosure of transactions between related parties [line items]
Non-current assets	0	0
Current assets	0	0
Non-current liabilities	0	0
Current liabilities	€ 754	€ 599